Summary of Significant Accounting Policies - Segment Information (Details) - segment	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Number of operating segments	1	1	1	1